FAIR VALUE MEASUREMENTS - Forward Purchase Agreement, Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares $ / shares Y Options	Dec. 16, 2024 $ / shares shares Y	Aug. 02, 2024 Y $ / shares	Jul. 12, 2024 Y $ / shares
Fair value disclosure
Unrealized gain (loss) on derivatives assets forward purchase agreement, net | $		$ 8,254,390
Gain on forward purchase agreement modification | $	$ 1,547,375	$ 1,572,236
Forward purchase agreement
Fair value disclosure
Number of settlement options | Options		2
Threshold trading price for maturity settlement		$ 2
Expected term (in years)
Fair value disclosure
Measurement input | Y				2.94	3
Stock price
Fair value disclosure
Measurement input				0.78	3.54
Stock price | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		1.21	0.77
Stock price | Forward purchase agreement
Fair value disclosure
Measurement input			0.77
Exercise price
Fair value disclosure
Measurement input				13.36	13.36
Volatility
Fair value disclosure
Measurement input				0.80	0.46
Volatility | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.85	0.81
Volatility | Forward purchase agreement
Fair value disclosure
Measurement input			0.81
Risk-free interest rate
Fair value disclosure
Measurement input				0.037	0.042
Risk-free interest rate | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.043	0.042
Risk-free interest rate | Forward purchase agreement
Fair value disclosure
Measurement input			0.042
Dividend rate
Fair value disclosure
Measurement input				0	0
Probability of completing the Business Combination
Fair value disclosure
Measurement input					1
Probability of maturity settlement scenario | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.15	0.15
Probability of maturity settlement scenario | Forward purchase agreement
Fair value disclosure
Measurement input			0.15
Probability of prepayment shortfall settlement scenario | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.85	0.85
Probability of prepayment shortfall settlement scenario | Forward purchase agreement
Fair value disclosure
Measurement input			0.85
Recycled Shares held by Meteora | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input | shares		1,703,890	1,703,890
Recycled Shares held by Meteora | Forward purchase agreement
Fair value disclosure
Measurement input | shares			2,203,890
Remaining term | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input | Y		2.53	2.57
Remaining term | Forward purchase agreement
Fair value disclosure
Measurement input | Y			2.57
Drift term | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.042	0.041
Drift term | Forward purchase agreement
Fair value disclosure
Measurement input			0.041
Forecasted price per share of Company's common stock at maturity | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		2.3	0.37
Forecasted price per share of Company's common stock at maturity | Forward purchase agreement
Fair value disclosure
Measurement input			0.37
Expected margin from Meteora's sale of Recycled Shares | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input		0.769	0.769
Expected margin from Meteora's sale of Recycled Shares | Forward purchase agreement
Fair value disclosure
Measurement input			0.833